SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Core Fixed Income Fund
(the "Funds")

Supplement Dated July 20, 2018
to the Prospectus dated September 30, 2017, as amended on December 19, 2017, April 19, 2018,
April 20, 2018, May 3, 2018, May 18, 2018 and July 9, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mar Vista Investment Partners, LLC	Silas A. Myers, CFA	Since 2018	Portfolio Manager/Analyst
	Brian L. Massey, CFA	Since 2018	Portfolio Manager/Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Mar Vista Investment Partners, LLC: Mar Vista Investment Partners, LLC (Mar Vista), located at 11150 Santa Monica Blvd, Suite 320, Los Angeles, California 90025, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Mar Vista. Silas A. Myers, CFA is a co-founder and majority shareholder of Mar Vista. Mr. Myers serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth and Focus strategies and has 27 years of investment experience. Before starting Mar Vista in 2007, Mr. Myers spent seven years as a portfolio manager and analyst at Roxbury Capital Management. Mr. Myers was also an equity analyst and product specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis. Mr. Myers began his career as a vice president and portfolio manager at Utendahl Capital Management. Mr. Myers has a B.A. in psychology and an M.B.A., both from Harvard University. Mr. Myers is also a Robert A. Toigo Foundation Alumnus. Brian L. Massey, CFA is a co-founder of Mar Vista and serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth, Focus and Global strategies. Mr. Massey has 26 years of investment experience. Prior to starting Mar Vista in 2007, Mr. Massey spent 10 years as both a portfolio manager and analyst, and was Director of Research at Roxbury Capital Management. Before coming to Roxbury, Mr. Massey was a management consultant in KPMG Peat Marwick's Corporate Finance and Strategic Consulting group. Mr. Massey has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.

Change in Portfolio Management of the Core Fixed Income Fund

In the Fund Summary for the Core Fixed Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Logan Circle Partners, L.P.	Andrew Kronschnabel, CFA	Since 2018	Portfolio Manager
	Alfio Leone, IV, CFA	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Select Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Logan Circle Partners, L.P.: Logan Circle Partners, L.P. (Logan Circle), located at Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Logan Circle. Andrew Kronschnabel, CFA, and Alfio Leone, IV, CFA, have been members of Logan Circle since its inception in 2007.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1173 (7/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Core Fixed Income Fund
(the "Funds")

Supplement Dated July 20, 2018
to the Statement of Additional Information ("SAI") dated September 30, 2017, as amended on
December 19, 2017, April 19, 2018, May 3, 2018, May 18, 2018 and July 9, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

MAR VISTA INVESTMENT PARTNERS, LLC—Mar Vista Investment Partners, LLC ("Mar Vista") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Mar Vista was founded by Silas Myers, CFA, and Brian Massey, CFA, in November 2007, and 100% of Mar Vista's economics are owned by the investment team.

In addition, under the same heading, under the sub-heading titled "Logan Circle Partners, L.P.," the reference to "Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds" is hereby deleted and replaced with "Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Mar Vista

Compensation. SIMC pays Mar Vista a fee based on the assets under management of the Large Cap Fund as set forth in an investment sub-advisory agreement between Mar Vista and SIMC. Mar Vista pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Fund. The following information relates to the period ended March 31, 2018.

The investment team receives compensation consisting of salary and equity distributions. Mar Vista is 100% employee owned and the investment team is therefore rewarded based on annual profit distributions. The investment team is evaluated based on the overall performance of the strategies rather than individual contributions. Mar Vista believes equity ownership by the investment team is a unique and powerful attribute in an investment management firm.

Ownership of Fund Shares. As of March 31, 2018, Mar Vista's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts. As of March 31, 2018, in addition to the Large Cap Fund, Mar Vista's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Silas Myers, CFA	2	$618.7	5	$305.4	187	$1740.8
Brian Massey, CFA	2	$618.7	5	$305.4	190	$1742.0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest.  A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Fund, which may have different investment guidelines and objectives. In addition to the Large Cap Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Mar Vista's management of the Large Cap Fund and other accounts, which, in theory, may allow Mar Vista to allocate investment opportunities in a way that favors other accounts over the Large Cap Fund. This conflict of interest may be exacerbated to the extent that Mar Vista or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Large Cap Fund. Mar Vista may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large

Cap Fund. To the extent a particular investment is suitable for the Large Cap Fund and the other accounts, such investments will be allocated between the Large Cap Fund and the other accounts in a manner that Mar Vista determines is fair and equitable under the circumstances to all clients, including the Large Cap Fund.

To address and manage these potential conflicts of interest, Mar Vista has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Mar Vista is dedicated to providing effective and professional investment advisory services to its clients and is dependent upon a high level of public and client confidence for its success. That confidence can only be maintained if the Mar Vista's supervised persons observe the highest standards of ethical behavior in the performance of their duties. Mar Vista has the obligation to exercise its authority for the benefit of its clients, to place the interest of its clients before its own and to refrain from having outside interests that conflict with the interests of its clients. Mar Vista and its supervised persons must avoid any circumstances that might adversely affect or appear to affect Mar Vista's duty of complete loyalty to clients.

In addition, under the same heading, under the sub-heading titled "Logan Circle" and the paragraphs thereunder are hereby deleted and replaced with the following:

Logan Circle

Compensation. SIMC pays Logan Circle a fee based on the assets under management of the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds as set forth in an investment sub-advisory agreement between Logan Circle and SIMC. Logan Circle pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds. The following information relates to the fiscal year ended March 31, 2018.

Logan Circle is a wholly owned subsidiary of MetLife, and as such, its compensation program is the same as MetLife's. The program is a combination of short and long term elements to compensate investment professionals, and non-investment professionals, based on the overall financial success of the firm. The incentive program is primarily comprised of three elements:

(i)  Base salary: Base salaries are generally reviewed annually and are based on market competiveness.

(ii)  Short term awards: Individual awards in the form of an annual cash bonus are discretionary and non-formulaic based on firm as well as individual performance. Bonus compensation for senior investment professionals comprises a majority of their total compensation. This portion of compensation is determined subjectively based on qualitative and quantitative factors. Compensation is impacted by the performance of investments under management (i.e., delivering investment performance to clients consistent with portfolio objectives, guidelines and risk parameters) as well as an individual's qualitative contributions to the organization.

(iii)  Long term awards: Senior level employees are eligible to receive long term equity incentives. These create the motivation for strong individual and business performance over time and the opportunity for long-term alignment with shareholder return and employee retention.

An investment professional's short and long term awards and compensation are not tied to any pre-determined or specified level of investment performance.

Ownership of Fund Shares. As of March 31, 2018, Logan Circle's portfolio managers did not beneficially own any shares of the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond or Intermediate Duration Credit Funds.

Other Accounts. As of March 31, 2018, in addition to the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds, Logan Circle's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Andrew Kronschnabel, CFA	9	$2,688.4	8	$2322.0	27	$4,103.7
Alfio Leone, IV, CFA	5	$1,006.8	2	$291.0	18	$1,922.8

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. Logan Circle is wholly owned by MetLife and is part of MetLife Investment Management, MetLife's institutional investment management business, and is affiliated with many types of U.S. and non-U.S. financial service providers, including other investment advisers, broker-dealers and insurance companies.

MetLife affiliates also invest their own capital in a broad range of investments. These investments may give rise to numerous situations where interests may conflict, including issues arising out of the investments of MetLife affiliates in entities or assets in which the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds may invest or Logan Circle may be prohibited from pursuing certain investment opportunities for the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds due to regulatory or legal restrictions or constraints that may not have been applicable had MetLife affiliates not also invested in the same entity.

Logan Circle has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions; however, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.

Logan Circle and/or its affiliates manage certain accounts subject to performance-based fees or may have proprietary investments in certain accounts. The side-by-side management of the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds and these other accounts may raise potential conflicts of interest with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions. The performance of the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds' investments could be adversely affected by the manner in which Logan Circle and/or its affiliates enter particular orders for all such accounts. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited supply and allocation of investment opportunities generally, could raise a potential conflict of interest, as Logan Circle and/or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

Logan Circle and its affiliates have adopted a policy to allocate investment opportunities in a fair and equitable manner among client accounts. Orders for the same security on the same day are generally aggregated consistent with Logan Circle's duty of best execution; however, purchases of fixed income securities cannot always be allocated pro rata across all client accounts with similar investment strategies and objectives. Logan Circle will attempt to mitigate any potential unfairness using an objective methodology that in the good faith judgment of Logan Circle permits a fair and equitable allocation over time.

Logan Circle will manage the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds and other client accounts in accordance with their respective investment objectives and guidelines. As a result, Logan Circle and/or its affiliates may give advice, and take action with respect to any current or future other client accounts that may be opposed to or conflict with the advice Logan Circle may give to the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds, or may involve a different timing or nature of action than with respect to the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds. Where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security. The results of the investment activities of the Core Fixed Income, Ultra Short Duration Bond, Long Duration Credit, Limited Duration Bond and Intermediate Duration Credit Funds may differ significantly from the results achieved by Logan Circle and/or its affiliates for other client accounts.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1174 (7/18)